Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses	$ 25,662	$ 25,806
Accrued indirect taxes and related liabilities	48,982	37,654
Accrued compensation and benefits	17,037	26,821
Advancements from customers	44,038	10,522
Other current liabilities	5,832	6,503
Accrued expenses and other current liabilities	$ 141,551	$ 107,306